Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
Research and development	$ (31,344)	$ (33,963)
General and administrative	(9,284)	(7,987)
Loss on disposal of property and equipment	(3,768)	0
Total operating expenses, net	(43,104)	(41,784)
Other income (expense):
Other income, net	782	860
Interest income	3,446	28
Interest expense	(4,905)	(1,790)
Total other expense, net	(677)	(902)
Net loss before income tax	(43,781)	(42,686)
Income tax benefit	3,970	5,624
Net loss attributable to ordinary shareholders	(39,811)	(37,062)
Other comprehensive income (loss):
Foreign currency exchange translation adjustment	5,641	(7,455)
Total comprehensive loss	$ (34,170)	$ (44,517)
Basic net loss per ordinary share (in usd per share)	$ (0.23)	$ (0.41)
Diluted net loss per ordinary share (in usd per share)	$ (0.23)	$ (0.41)
Weighted-average basic ordinary shares (in shares)	173,825,825	90,914,175
Weighted-average diluted ordinary shares (in shares)	173,825,825	90,914,175
Grant income
Revenues	$ 0	$ 166
License revenue
Revenues	$ 1,292	$ 0